Property, Plant and Equipment (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Short-term Bank Loans and Notes Payable	$ 64,991,233			$ 68,313,619
Depreciation, Total	1,889,462	$ 3,399,115	$ 3,186,954
Impairment of Long-Lived Assets to be Disposed of	0	$ 0	$ 0
Building [Member]
Short-term Bank Loans and Notes Payable	$ 235,179			$ 258,922